Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-       INTANGIBLE ASSETS, NET

a.	Intangible assets:

	December 31,
	2012	2013

Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,107	8,045

	17,507	17,445

Accumulated amortization:

Technology	2,397	3,625
Trademarks	780	800
Customer relationships	4,521	5,807

	7,698	10,232

Intangible assets, net	$9,809	$7,213

*) Including functional currency translation adjustments related to Brazilian subsidiary.

b.	Amortization expense for the years ended December 31, 2012 and 2013 amounted to $ 3,537 and $ 2,534, respectively.

c.	The estimated future amortization expense of purchased intangible assets as of December 31, 2013 is as follows:

December 31,

2014	$2,120
2015	1,852
2016	1,665
2017	1,534
2018 and thereafter	42

$7,213